Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities
A.    Capitalized costs for oil and gas producing activities (unaudited):

	2022		2021	2020
Proved Properties	Ps.	2,866,888,317	2,755,452,487	2,483,134,177
Construction in progress	78,758,180		65,874,785	64,911,619
Accumulated depreciation and amortization	(2,150,051,501)		(1,970,206,627)	(1,775,163,736)
Net capitalized costs	Ps.	795,594,996	851,120,645	772,882,060

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.    Costs incurred for oil and gas property exploration and development activities (unaudited):

	2022		2021
Exploration	Ps.	52,128,899	40,812,385
Development	134,415,959		96,188,784
Total costs incurred	Ps.	186,544,858	137,001,169

Summary of Results of Operations for Oil and Gas Producing Activities
C.    Results of operations for oil and gas producing activities (unaudited):

	2022		2021	2020
Revenues from sale of oil and gas	Ps.	1,347,063,715	944,008,383	558,051,547
Hydrocarbon duties	404,918,526		306,827,282	154,609,136
Production costs (excluding taxes)	421,514,923		310,389,017	257,571,641
Other costs and expenses	94,115,614		35,671,317	(7,024,695)
Exploration expenses	38,752,353		37,006,392	31,868,857
Depreciation, depletion, amortization and accretion	173,178,527		62,569,917	845,380
	1,132,479,943		752,463,925	437,870,319
Results of operations for oil and gas producing activities	Ps.	214,583,772	191,544,458	120,181,228

Summary of Results of Operations for Oil and Gas Producing Activities
D.    Sales prices (unaudited)
The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

Description	2022	2021	2020
	U.S.$	U.S.$	U.S.$
Weighted average sales price per barrel of oil equivalent (boe) (1)	69.31	52.22	27.86
Crude oil, per barrel	89.84	66.06	35.47
Natural gas, per thousand cubic feet	7.17	5.16	2.54
(1)To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.
Summary of Oil and Gas Proved Reserves
Summary of oil and gas (1) proved reserves as of December 31, 2022 based on average fiscal year prices

	Crude oil and Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and undeveloped reserves:
Proved developed reserves	3,698.3	4,368.5
Proved undeveloped reserves	2,391.3	2,711.1
Total proved reserves	6,089.6	7,079.6
Note: Numbers may not total due to rounding.
(1)PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas.
There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of Proved Developed and Undeveloped Reserve
Crude oil and condensate reserves
(including natural gas liquids) (1)

	2022	2021	2020
Proved developed and undeveloped reserves:
At December 31	6,073	6,041	5,961
Revisions (2)	647	565	651
Extensions and discoveries	78	115	97
Production	(710)	(697)	(695)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	1	49	27
At December 31	6,089	6,073	6,041
Proved developed reserves at December 31	3,698	3,649	3,603
Proved undeveloped reserves at December 31	2,391	2,424	2,438
Note: Numbers may not total due to rounding.
(1)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
Source: Pemex Exploration and Production.
Dry Gas Reserves

	2022	2021	2020
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31	7,040	6,984	6,352
Revisions (1)	847	195	1,240
Extensions and discoveries	43	590	176
Production (2)	(854)	(751)	(819)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	3	21	35
At December 31	7,079	7,040	6,984
Proved developed reserves at December 31	4,368	3,934	3,922
Proved undeveloped reserves at December 31	2,711	3,106	3,062
Note: Numbers may not total due to rounding.
(1)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
(2)Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows as of December 31

	2022	2021	2020
	(in millions of U.S. dollars)
Future cash inflows	512,547	371,331	201,777
Future production costs (excluding profit taxes)	(174,115)	(146,062)	(109,064)
Future development costs	(26,013)	(24,184)	(23,631)
Future cash flows before tax	312,419	201,085	69,082
Future production and excess gains taxes	(205,035)	(146,416)	(73,122)
Future net cash flows	107,384	54,669	(4,040)
Effect of discounting net cash flows by 10%	(44,461)	(18,443)	3,359
Standardized measure of discounted future net cash flows	62,923	36,226	(681)
Note: Table amounts may not total due to rounding.
Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in standardized measure of discounted future net cash flows

	2022	2021	2020
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	(54,470)	(34,600)	(16,968)
Net changes in prices and production costs	77,278	84,233	(39,509)
Extensions and discoveries	3,078	1,583	1,426
Development cost incurred during the year	5,738	4,755	4,654
Changes in estimated development costs	(5,523)	(5,675)	(10,019)
Reserves revisions and timing changes	15,773	26,205	5,808
Accretion of discount of pre-tax net cash flows	9,749	2,220	5,929
Net changes in production and excess gains taxes	(24,927)	(41,814)	23,015
Aggregate change in standardized measure of discounted future net cash flows	26,696	36,907	(25,664)
Standardized measure:
As of January 1	36,226	(681)	24,983
As of December 31	62,922	36,226	(681)
Change	26,696	36,907	(25,664)
Note: Table amounts may not total due to rounding.